Financial instruments at fair value (Details) - USD ($) $ in Thousands		Mar. 31, 2016	Mar. 31, 2015
Forward contracts
Fair Value of Investment	[1]	$ (160)	$ (196)
Forward contracts | Fair Value, Inputs, Level 2 [Member]
Fair Value of Investment	[1]	(160)	(196)
Investment product
Fair Value of Investment	[2]		391
Investment product | Fair Value, Inputs, Level 3 [Member]
Fair Value of Investment	[2]		$ 391
Equity investment
Fair Value of Investment	[3]	144
Equity investment | Fair Value, Inputs, Level 1 [Member]
Fair Value of Investment	[3]	$ 144

[1]	The fair value of forward contracts was determined based on the present value of expected future cash flows considering the risks involved, and using discount rates appropriate for the respective maturities. Observable level 2 inputs are used to determine the present value of expected future cash flows.
[2]	Observable inputs for the fair value of financial instruments were not assessable. The fair value is determined based on valuation and projection provided by Ping An Bank. On July 8, 2015, the investment product has been redeemed for approximately $397,000 for a net gain of approximately $6,000.
[3]	The fair value of equity investment is determined based on quoted price in active markets.